Consolidated Statement Of Shareholders' (Deficit) Equity - USD ($) $ in Millions	Total	Preferred Stock	Common Stock	Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive (Loss) Income
Balance at at Dec. 31, 2013	$ 711.7	$ 0.0	$ 1.7	$ 2,688.1	$ (1,971.8)	$ (6.3)
Shares, issued (in shares) at Dec. 31, 2013		0	172,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Equity-based compensation expense	16.4			16.4
Stock option exercises	1.3			1.3
Coworker stock purchase plan (in shares)			200,000
Coworker stock purchase plan	5.8			5.8
Excess tax benefits from equity-based compensation	0.3			0.3
Dividends paid	(33.6)				(33.6)
Net income	244.9				244.9
Foreign currency translation	(10.3)					(10.3)
Balance at at Dec. 31, 2014	936.5	$ 0.0	$ 1.7	2,711.9	(1,760.5)	(16.6)
Shares, issued (in shares) at Dec. 31, 2014		0	172,200,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Equity-based compensation expense	28.3			28.3
Stock option exercises (in shares)			100,000
Stock option exercises	2.4			2.4
Common stock issued for equity-based compensation (in shares)			300,000
Common stock issued for equity-based compensation	0.0			0.0
Coworker stock purchase plan (in shares)			300,000
Coworker stock purchase plan	8.7			8.7
Excess tax benefits from equity-based compensation	0.6			0.6
Common stock issued for acquisition of business (in shares)			1,600,000
Common stock issued for acquisition of business	55.0			55.0
Dividends paid	(52.9)				(52.9)
Net income	403.1				403.1
Repurchases of common stock (in shares)			(6,300,000)
Repurchases of common stock	(241.3)				(241.3)
Foreign currency translation	(44.5)					(44.5)
Balance at at Dec. 31, 2015	1,095.9	$ 0.0	$ 1.7	2,806.9	(1,651.6)	(61.1)
Shares, issued (in shares) at Dec. 31, 2015		0	168,200,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Equity-based compensation expense	$ 33.2			33.2
Stock option exercises (in shares)	324,284		400,000
Stock option exercises	$ 7.4			7.4
Common stock issued for equity-based compensation (in shares)			200,000
Common stock issued for equity-based compensation	0.0
Coworker stock purchase plan (in shares)			200,000
Coworker stock purchase plan	9.3			9.3
Dividends paid	(78.7)			0.5	(79.2)
Net income	424.4				424.4
Repurchases of common stock (in shares)			(8,700,000)
Repurchases of common stock	(367.5)		$ (0.1)		(367.4)
Foreign currency translation	(78.5)					(78.5)
Balance at at Dec. 31, 2016	$ 1,045.5	$ 0.0	$ 1.6	$ 2,857.3	$ (1,673.8)	$ (139.6)
Shares, issued (in shares) at Dec. 31, 2016		0	160,300,000